Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 Employee Country Location
Product Information [Line Items]
Number of employees | Employee	12,500
Number of locations in which company operates | Location	87
Number of countries in which company operates | Country	38
Geographic Concentration Risk | United States | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	45.80%
Geographic Concentration Risk | Europe | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	43.40%
Geographic Concentration Risk | Rest of World | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	10.80%